Agreements and Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Distribution and Servicing Plan: On April 4, 2023, the Board approved a distribution and servicing plan (the “Distribution and Servicing Plan”) and on May 3, 2024 the Distribution and Servicing Plan was amended and approved for an additional one-year period. The following table shows the shareholder servicing and/or distribution fees the Company pays the Managing Dealer with respect to the Class S Shares, Class D Shares and Class I Shares on an annualized basis as a percentage of the Company’s NAV for such class. The shareholder servicing and/or distribution fees are paid monthly in arrears, calculated using the NAV of the applicable class as of the beginning of the first calendar day of each applicable quarter. The shareholder servicing and/or distribution fees are calculated and paid separately for each class.

Shareholder Servicing
and/or Distribution Fee
Rate as a % of NAV
Class S Shares	0.85%
Class D Shares	0.25%
Class I Shares	N/A

The following table presents a summary of Expense Support Payments and the related Reimbursement Payments for each of the quarterly periods since the Company’s commencement of operations:

	Expense Support	Reimbursement
	Payments by Investment	Payments to Investment	Unreimbursed Expense
For the Quarter Ended	Adviser	Adviser(1)	Support Payments
June 30, 2023	$1,257	$885	$372
September 30, 2023	—	—	—
December 31, 2023	667	—	667
March 31, 2024	—	—	—
June 30, 2024	—	—	—
September 30, 2024	—	—	—
Total	$1,924	$885	$1,039